ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

Nascent Biotech, Inc. (“Nascent” or the “Company”) was incorporated on March 3, 2014 under the laws of the State of Nevada. The Company is actively developing Pritumumab for the treatment of brain cancer and pancreatic cancer. Nascent is also actively researching other cancers that have a high probability of benefiting from the therapeutic effects of Pritumumab because they share a common target. Pritumumab has shown to be very effective at low doses in previous clinical studies in Japan. Nascent is a phase 2 clinical trial biopharmaceutical company that focuses on biologic drug candidates that are preparing for initial clinical testing for the treatment of brain and pancreatic cancer.

On March 31, 2017, the Company filed its IND submission with the United States Food and Drug Administration (FDA) for clearance to begin Phase I clinical trials. On December 7, 2018, the Company received a letter from the FDA allowing it to use a specific lot of drug substance to begin phase 1 clinical trials. On March 15, 2021, the Company opened phase1 clinical trials. On August 10, 2023 the Company received clearance from the United States Food and Drug Administration to commence phase 2 clinical trials of brain cancer.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Nascent Biotech, Inc (“Nascent “the Company”) was incorporated on March 3, 2014 under the laws of the State of Nevada.

On July 15, 2014 Biotech entered into a reverse merger with Jin-En Group International Holding Company (Jin-En). Jin-En issued 7,500,200 shares of its common stock for all the outstanding shares of Nascent Biotech, Inc. In addition, Jin-En cancelled 15,000,000 shares of its common stock. Prior to the merger Jin-En had 22,829,400 shares outstanding. Jin-En changed its name to Nascent Biotech, Inc. Jin-En had $19,000 of net liabilities at the date of the merger.

The Company is actively developing its primary asset Pritumumab for the treatment of brain cancer and pancreatic cancer. Nascent is also actively researching other cancers that have a high probability of benefiting from the therapeutic effects of Pritumumab because they share a common target. Nascent is a clinical stage biopharmaceutical company that focuses on biologic drug candidates that are preparing for initial clinical testing for the treatment of brain and pancreatic cancer. The Company has completed its phase one trial and submitted the data and protocol to the FDA on March 17, 2023 for review to commence phase 2 clinical trials. Once approval has been received from the FDA, the Company will commence its phase 2 clinical trials.